REVOLVING CREDIT FACILITY (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Jun. 20, 2023	Dec. 31, 2022
Line of Credit Facility [Line Items]
Line of credit	$ 0		$ 18,349,000
Revolving Credit Facility
Line of Credit Facility [Line Items]
Revolving line of credit	$ 60,000,000		$ 60,000,000
Unfunded capital expenditures requirement removed		$ 20,000,000
Sublimit removed		$ 9,000,000
Credit Facility, collateral	The Credit Facility is collateralized by substantially all the assets of the Company and matures December 31, 2025.
Line of credit	$ 0
Revolving Credit Facility | SOFR
Line of Credit Facility [Line Items]
Basis spread on variable rate (as a percent)	8.40%
Revolving Credit Facility | Base Rate
Line of Credit Facility [Line Items]
Basis spread on variable rate (as a percent)	2.00%